January 6, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:         Boulder Growth and Income Fund, Inc. (File No. 811-02328) - Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Boulder Growth and Income Fund, Inc. (the "Fund"), we are enclosing herewith for filing a Preliminary Proxy Statement on Schedule 14A (the "Preliminary Proxy Statement") in connection with a special meeting of stockholders of the Fund. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call Arthur Zwickel of Paul Hastings LLP at (213) 683-6161 or the undersigned at (785) 823-3097.

Very truly yours,

/s/ Christopher Moore

Christopher Moore

Enclosure

cc:          Joel Looney, Arthur Zwickel